Subsequent Events (Details)		1 Months Ended
	Feb. 02, 2012 Share purchase agreement for Wing On Travel [Member] USD ($)	Mar. 31, 2012 Construction contract for general contracting of information and technology center in Chengdu [Member] CNY
Subsequent event [Line Items]
Acquired percentage of issued share capital	10.00%
Purchase price	$ 9,000,000
Percentage of share capital held in acquiree	100.00%
Total contract price for construction		269,000,000